Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash outflow for leases	kr 2,211	kr 2,022	kr 1,438